Stockholders' Deficit (Details) - Schedule of the Company's Stock Options Activity - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule Of The Companys Stock Options Activity Abstract
Number of Options, Outstanding ending Beginning (in Shares)	16	16	17	18
Weighted-Average Exercise Price, Outstanding Beginning	$ 220,000	$ 220,000	$ 230,000	$ 220,000
Weighted-Average Remaining Contractual Term (Years), Outstanding Beginning	1 year 2 months 19 days	1 year 11 months 19 days		5 years 3 months 14 days
Weighted-Average Grant-Date Fair Value, Outstanding Beginning
Aggregate Intrinsic Value, Outstanding Beginning (in Dollars)
Number of Options, Forfeited (in Shares)			(1)	(1)
Weighted-Average Exercise Price, Forfeited
Weighted-Average Remaining Contractual Term (Years), Forfeited
Weighted-Average Grant-Date Fair Value, Forfeited
Aggregate Intrinsic Value, Forfeited (in Dollars)
Number of Options, Outstanding ending (in Shares)			16	17
Weighted-Average Exercise Price, Outstanding ending			$ 220,000	$ 230,000
Weighted-Average Remaining Contractual Term (Years), Outstanding ending			1 year 11 months 19 days	3 years 8 months 15 days
Weighted-Average Grant-Date Fair Value, Outstanding ending
Aggregate Intrinsic Value, Outstanding ending (in Dollars)